Net Income Per Share - Additional Information (Detail) (Stock options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock options
Earnings Per Share Disclosure [Line Items]
Stock options excluded in computation of diluted net income per share	644,790	4,237,890	1,387,548